Consolidated Balance Sheets (Parenthetical) (JPY ¥)	Mar. 31, 2012	Mar. 31, 2011
Common stock, par value
Common stock, shares authorized	3,600,000,000	3,600,000,000
Common stock, shares issued	1,004,638,164	1,004,636,664
Treasury stock, common stock shares	1,061,803	1,051,588